Liquidity and Capital Resources and Going Concern	12 Months Ended
Dec. 31, 2022
Liquidity and Capital Resources [Abstract]
Liquidity and Capital Resources and Going Concern

2. Liquidity and Capital Resources and Going Concern

The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the Consolidated Financial Statements are issued. Based on its recurring losses from operations since inception and continued cash outflows from operating activities (all as described below), the Company has concluded that there is substantial doubt about its ability to continue as a going concern for a period of one year from the date that these Consolidated Financial Statements were issued.

Since its formation, the Company has devoted substantial effort and capital resources to strategic planning, engineering, design, and development of its electric vehicle platform, development of initial electric vehicle models, and capital raising. Since inception, the Company has incurred cumulative losses from operations, negative cash flows from operating activities, and has an accumulated deficit of $3,476.6 million of December 31, 2022. The Company has funded its operations and capital needs primarily through the net proceeds received from capital contributions, the issuance of related party notes payable and notes payable (see Note 9, Related Party Notes Payable and Note 10, Notes Payable), the sale of Preferred and Common Stock (see Note 14, Stockholders’ Equity), and the net proceeds received from the Business Combination and the PIPE Financing (see Note 3, Business Combination).

The Company has received financing commitments for the funds required for the start of production of the FF 91 assuming timely receipt of funds, but might need to raise additional capital in the event such financing commitments are not received in a timely manner. Based on certain management assumptions, including the timely receipt of approximately $38.4 million to $58.4 million of additional funding, which commitments have been secured as part of the Sixth Amendment, and approval by stockholders of the proposal to increase FFIE’s authorized shares of Class A Common Stock from 815,000,000 to 1,690,000,000, increasing the total authorized shares from 900,000,000 to 1,775,000,000, which approval was obtained during the special meeting of stockholders held on February 28, 2023, timely completion of key equipment installation and commissioning work at the ieFactory California in Hanford, California, suppliers meeting their commitments on program deliverables including parts, the implementation and effectiveness of certain expense reduction and payment delay measures, and timely and successful testing and certification, FF expects to start production on the FF 91 Futurist at the end of March 2023, coming off the line in early April, with deliveries to users anticipated to begin before the end of April 2023. There is no assurance FF will be able to timely receive sufficient funding under existing financing commitments to produce and deliver the FF 91 Futurist on that timeline or at all. If unable to receive sufficient funding, FF will be required to obtain new financing commitments, which may not be available to it under reasonable commercial terms. Further, there cannot be any assurance that FF will be able to secure additional funding, under reasonable commercial terms of at all, develop the manufacturing capabilities and processes, secure reliable sources of component supply to meet quality, engineering, design or production standards, or to meet the required production volumes to successfully grow into a viable, cash flow positive, business. There is also no assurance that FFIE stockholder approval of an authorized share increase will be obtained in a timely manner or at all.

The Company has continued financing discussions with multiple parties, but has experienced delays in securing additional funding commitments, which have exacerbated the supply chain pressures on FF’s business. These factors, in addition to the continued rise in inflation and other challenging macroeconomic conditions, have led FF to take steps to preserve its current cash position, including reducing spending, extending payment cycles and implementing other similar measures. If FF’s ongoing capital raising efforts are unsuccessful or significantly delayed, or if FF experience prolonged material adverse trends in its business, FF’s production will be delayed or decreased, and actual use of cash, production volume and revenue for 2023 will vary from the Company’s previously disclosed forecasts, and such variances may be material. While FF is actively engaged in negotiations with potential financing sources, there is no guarantee that it will be able to raise additional capital on terms acceptable to it or at all. In addition to the risk that FF’s assumptions and analyses may prove incorrect, the projections may underestimate the professional fees and other costs to be incurred related to the pursuit of various financing options currently being considered and ongoing legal risks. Incremental capital needs beyond March 2023 to fund development of the Company’s remaining product portfolio will be highly dependent on the market success and profitability of the FF 91 and the Company’s ability to accurately estimate and control costs. Apart from the FF 91 series, substantial additional capital will be required to fund operations, research, development, and design efforts for future vehicles.

As part of the SPA, as amended (as defined in Note 10, Notes Payable), the Company has obtained commitments from several investors totaling $267.0 million in new convertible note financing and in committed forced warrant exercise proceeds, subject to certain conditions. A total of $171.4 million under these commitments has been funded to date, through which the Company has received $150.4 million (net of original discount and transaction costs). The right to force exercise of the Warrant Reserve expired upon the holders exercising their warrants during 2023. In February 2023, Senyun and a purchaser affiliated with ATW Partners LLC exercised 20% of their respective options to purchase additional senior secured notes and SPA Warrants of the Company under the same terms as the Incremental Notes. The Company received aggregated gross proceeds of $18.0 million ($16.2 million net of original issuance discount and transaction costs) in exchange for such issuances.

On November 11, 2022, FF entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), which is an affiliate of Yorkville Advisors. Under terms of the SEPA, FF has the right, but not the obligation, to sell up to $200.0 million (which can be increased up to $350.0 million under FF’s option) of Class A Common Stock to an affiliate of Yorkville Advisors, subject to certain limitations, at the time of the Company choosing during the three year term of the agreement. The Company shall not have the ability to draw funds under the SEPA until the effectiveness of its registration statement on Form S-1, initially filed with the SEC on December 8, 2022 (File No. 333- 268722), registering the resale by Yorkville of its shares of Class A Common Stock to be issued under the SEPA (including the 789,016 Commitment Shares) and the satisfaction of certain other conditions under the SEPA. Such registration statement was declared effective by the SEC on March 22, 2023.

Despite the access to liquidity resulting from the SEPA when and if it shall become effective and the unfunded commitments from the SPA, the Company projects that it may require additional funds in order to continue operations and support the ramp-up of production of the FF 91 to generate revenues to put the Company on a path to cash flow break-even. Incremental capital needs beyond March 2023 to fund operations and the development of the Company’s remaining product portfolio and to ramp up production will be highly dependent on the market success and profitability of the FF 91 and the Company’s ability to accurately estimate and control costs.

The Company’s ongoing liquidity needs will depend on the extent to which the Company’s actual costs vary from the Company’s estimates and the Company’s ability to control these costs, as well as the Company’s ability to raise additional funds. The Company is exploring various funding and financing alternatives to fund its ongoing operations and to ramp up production after start of production, including equipment leasing, construction financing of the Hanford, California manufacturing facility, secured syndicated debt financing, convertible notes, working capital loans, and equity offerings, among other options. The particular funding mechanisms, terms, timing, and amounts are dependent on the Company’s assessment of opportunities available in the marketplace and the circumstances of the business at the relevant time.

The timely achievement of the Company’s operating plan as well as its ability to maintain an adequate level of liquidity are subject to various risks associated with the Company’s ability to continue to successfully close additional sources of funding, control and effectively manage its costs, as well as factors outside of the Company’s control, including those related to global supply chain disruptions, the rising prices of materials and other potential impact of the COVID-19 pandemic. Refer to the section titled, “Risk Factors” in this Form 10-K for a full discussion of the risks associated with the COVID-19 pandemic. The Company’s forecasts and projections of working capital reflect significant judgment and estimates for which there are inherent risks and uncertainties.

The Company expects to continue to generate significant operating losses for the foreseeable future. The plans are dependent on the Company being able to continue to raise significant amounts of capital through the issuance of additional notes payable and equity securities.

There can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s future funding raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce discretionary spending, alter or scale back vehicle development programs, be unable to develop new or enhanced production methods, or be unable to fund capital expenditures. Any such events would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

As of December 31, 2022, the Company was in default on the Bridge Notes. Subsequent to the date of the Consolidated Financial Statements, the holders of the Bridge Notes waived the default.

The Consolidated Financial Statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the Consolidated Financial Statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

COVID-19 Pandemic

The World Health Organization declared a global emergency on March 11, 2020, with respect to the outbreak of a novel strain of coronavirus, or COVID-19 pandemic. There are many uncertainties regarding the current global COVID-19 pandemic. The Company is closely monitoring the impact of the pandemic on all aspects of its business, including the impact on its employees, suppliers, vendors, and business partners.

The pandemic has resulted in government authorities implementing numerous measures to try to contain the virus, such as travel bans and restrictions, quarantines, stay-at-home or shelter-in-place orders, and business shutdowns. For example, the Company’s employees based in California have been subject to stay-at-home orders from state and local governments. While the stay-at-home orders were lifted on June 15, 2021, the Company continues to operate under various return-to-work protocols and must continue to follow certain safety and COVID-19 protocols. These measures may adversely impact the Company’s employees and operations and the operations of suppliers and business partners and could negatively impact the construction schedule of the Company’s manufacturing facility and the production schedule of the FF 91 electric vehicle. In addition, various aspects of the Company’s business and manufacturing facility cannot be conducted remotely. The extent of the continuing impact of the COVID-19 pandemic on the Company’s operational and financial performance is uncertain and will depend on many factors outside the Company’s control including, without limitation, the timing, extent, trajectory and duration of the pandemic; the availability, distribution, and effectiveness of vaccines; the imposition of protective public safety measures; and the impact of the pandemic on the global economy, including the Company’s supply chain, and on the demand for consumer products. Future measures taken by government authorities in response the COVID-19 pandemic could adversely affect the Company’s construction and manufacturing plans, sales and marketing activities, and business operations.